COMMITMENTS AND CONTINGENCIES - Fixed Rent for Cemeteries (Detail) - Two Thousand Fourteen Acquisitions [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Lease Years 1-5
Management Agreement Future Minimum Payments Due [Line Items]
Ground Lease Payments Per Year	$ 0	$ 0
Lease Years 6-20
Management Agreement Future Minimum Payments Due [Line Items]
Ground Lease Payments Per Year	1,000,000	1,000,000
Lease Years 21-25
Management Agreement Future Minimum Payments Due [Line Items]
Ground Lease Payments Per Year	1,200,000	1,200,000
Lease Years 26- 35
Management Agreement Future Minimum Payments Due [Line Items]
Ground Lease Payments Per Year	1,500,000	1,500,000
Lease Years 36-60
Management Agreement Future Minimum Payments Due [Line Items]
Ground Lease Payments Per Year	$ 0	$ 0